Subsequent Events	12 Months Ended
Dec. 31, 2019
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

Note 21 — SUBSEQUENT EVENTS

On March 2, 2020, The Group filed Form S-8 under the Securities Act to register its Class A common shares, par value $0.001 per share, issuable pursuant to the 2019 Stock Incentive Plan( the "Plan"). The Plan was approved by the shareholders at the annual shareholder meeting on December 20, 2019 and can issue up to 1,000,000 shares. We expect to incur additional share-based compensation expenses related to share options or restricted shares in the future as we plan to grant share options or restricted shares to our employees and directors.

In December 2019, a novel strain of coronavirus (COVID-19) surfaced. COVID-19 has spread rapidly to many parts of the PRC and other parts of the world in the first quarter of 2020, which has caused significant volatility in the PRC and international markets. There is significant uncertainty around the breadth and duration of business disruptions related to COVID-19, as well as its impact on the PRC and international economies and, as such, the Group is unable to determine if it will have a material impact to its operations.

On December 9, 2019, the Group entered into a definitive share purchase agreement with certain investors for a private placement of approximately 1.05 million Class A common shares at $6.21 per share. The private placement was previously expected to be closed about December 23, 2019. However, due to the business disruptions related to COVID-19 and other matters, the close of the transaction was deferred. Due to uncertainties, the Group expects to close the private placement prior to the end of April 2020.

On April 6, 2020 (the "grant date"), the Board approved an aggregate of 300,000 restricted stock awards to three key officers of the Group including the CFO, Vice president of marketing and Vice president of operations with 100,000 restricted stock award for each individual. One-third of the restricted stock issued shall be vest on the grant date, one-third of the restricted stock issued shall vest on the first anniversary of the grant date and the remaining one-third of the restricted stock issued shall vest on the second anniversary of the grant date.